Accounts payable and accruals (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable And Accruals Details [Abstract]
Accounts payables	$ 4,960	$ 3,291
Accrued expenses	7,068	2,423
Accrued wages and other benefits	3,044	1,379
Client liabilities	1,516	750
Others	4,195	0
Accounts payable and accruals	$ 20,783	$ 7,843